UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment                    [_];  Amendment Number: ______

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.
Address:    81 Main Street, Suite 209
            White Plains, NY 10601

Form 13F File Number:     028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Manley
Title:     Chief Financial Officer
Phone:     (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley              White Plains, New York         August 14, 2012
-----------------------      ----------------------------    -------------------
     [Signature]                   [City, State]                    [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:    $279,197
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number        Name

 1.        028-13335                   Kingdom Ridge Capital Master Fund, Ltd.


                                               FORM 13F INFORMATION TABLE
                                               Kingdom Ridge Capital, LLC


COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                              TITLE                     VALUE     SHS OR     SH/  PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (x$1000)  PRN AMT    PRN  CALL   DISCRETION  MGRS       SOLE    SHARED  NONE
--------------                ---------     ------      --------- --------   ---  -----  ----------- -----      -----   ------- ----
APPLIED MICRO CIRCUITS CORP   COM NEW       03822W406   41,470    7,250,000  SH          DEFINED     1          7,250,000
ASML HOLDING N V              NY REG SHS    N07059186    5,142      100,000       PUT    DEFINED     1            100,000
AUTODESK INC                  COM           052769106    9,972      285,000  SH          DEFINED     1            285,000
COGO GROUP INC                ORD SHS       G22538105    2,552    1,475,000  SH          DEFINED     1          1,475,000
CREE INC                      COM           225447101   11,295      440,000  SH          DEFINED     1            440,000
CREE INC                      COM           225447101    7,080      275,800       CALL   DEFINED     1            275,800
ENERNOC INC                   COM           292764107      407       56,199  SH          DEFINED     1             56,199
FACEBOOK INC                  CL A          30303M102    6,219      200,000       PUT    DEFINED     1            200,000
FUSION-IO INC                 COM           36112J107    2,089      100,000  SH          DEFINED     1            100,000
GAMESTOP CORP NEW             CL A          36467W109    4,983      271,400       PUT    DEFINED     1            271,400
GARMIN LTD                    SHS           H2906T109    8,615      225,000  SH          DEFINED     1            225,000
GARMIN LTD                    SHS           H2906T109    8,412      219,700       CALL   DEFINED     1            219,700
INPHI CORP                    COM           45772F107    1,185      125,000  SH          DEFINED     1            125,000
INTERNATIONAL BUSINESS MACHS  COM           459200101   58,674      300,000       PUT                1            300,000
KLA-TENCOR CORP               COM           482480100    7,388      150,000       PUT    DEFINED     1            150,000
LOGMEIN INC                   COM           54142L109    5,036      165,000  SH          DEFINED     1            165,000
MICROSOFT CORP                COM           594918104   15,295      500,000       PUT    DEFINED     1            500,000
NEOPHOTONICS CORP             COM           64051T100    1,433      290,034  SH          DEFINED     1            290,034
NETSCOUT SYS INC              COM           64115T104    1,236       57,259  SH          DEFINED     1             57,259
NXP SEMICONDUCTORS N V        COM           N6596X109    2,904      125,000  SH          DEFINED     1            125,000
OPEN TEXT CORP                COM           683715106   13,623      273,000       PUT    DEFINED     1            273,000
RESPONSYS INC                 COM           761248103      727       60,000  SH          DEFINED     1             60,000
SAP AG                        SPON ADR      803054204    5,936      100,000       PUT    DEFINED     1            100,000
SKYWORKS SOLUTIONS INC        COM           83088M102    5,464      200,000  SH          DEFINED     1            200,000
SYNAPTICS INC                 COM           87157D109   25,945      906,200  SH          DEFINED     1            906,200
SYNAPTICS INC                 COM           87157D109   18,037      630,000       CALL   DEFINED     1            630,000
TAKE-TWO INTERACTIVE SOFTWAR  COM           874054109      710       75,000  SH          DEFINED     1             75,000
VOLTERRA SEMICONDUCTOR CORP   COM           928708106    4,104      175,000  SH          DEFINED     1            175,000
ZYNGA INC                     CL A          98986T108    3,264      600,000  SH          DEFINED     1            600,000



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